Convertible Notes	12 Months Ended
Dec. 31, 2022
Convertible Notes Abstract
CONVERTIBLE NOTES
13.	CONVERTIBLE NOTES

Prior Private Placement Notes and Warrants

On February 25, 2021 and April 14, 2021 the Group entered into securities purchase agreements with institutional and individual investors, pursuant to which the Group sold approximately $6.67 million of notes (the “February 25 Notes”) and 730,994 warrants at an exercise price of $35.55 per share (the “February 25 Warrants), $1 million of notes (the “April 14 Notes”) and 157,563 warrants at an exercise price of $24.64 per share (the “April 14 Warrants” and, together with the February 25 Warrants, the “Prior Private Placement Warrants”) and $15.3 million of notes (the “May 5 Notes” and, together with the February 25 Notes and the April 14 Notes, the “Prior Private Placement Notes.”) The Prior Private Placement Notes have a two-year term with a conversion price of $15.55 per share. The Prior Private Placement Notes have certain anti-dilution protections in the event of a lower priced issuance. Interest shall accrue on the notes at 8% annually, payable on a quarterly basis, in either cash or, in the event the registration statement registering such shares has been declared effective, ordinary shares. The Prior Private Placement Notes held by a particular holder will not be convertible to the extent such conversion would result in such holder owning more than 9.9% of the number of ordinary shares outstanding after giving effect to the issuance of ordinary shares issuable upon conversion of such note calculated in accordance with Section 13(d) of the Exchange Act. On May 5, 2021, the Company issued additional $15.3 million Prior Private Placement Notes to investors in the February and April transactions.

The Prior Private Placement Warrants are exercisable immediately for a period of five years for cash, at an exercise price of $35.55 per ordinary share for the February 25 Warrants and $24.64 per ordinary share for the April 14 Warrants, subject to adjustment in the event of stock dividends and splits, or sales or grants of ordinary shares or ordinary share equivalents in certain transactions at less than the then current exercise price, or where the exercise price is higher than the then-current market price of the ordinary shares, on a cashless exercise basis, using the Black Scholes Value. The Prior Private Placement Warrants held by a particular holder will not be exercisable to the extent such conversion would result in such holder owning more than 9.9% of the number of ordinary shares outstanding after giving effect to the issuance of ordinary shares issuable upon exercise of such warrants calculated in accordance with Section 13(d) of the Exchange Act.

During the year ended December 31, 2021, all of the February 25 Notes, April 14 Notes and May 5 Notes (except for $1.57 million), and the Prior Private Placement Warrants have been converted into 1,496,271 ordinary shares, and all the 888,083 warrants exercised to 1,770,838 ordinary shares. During the year ended December 31, 2022, all of the February 25 Notes, April 14 Notes, May 5 Notes and the Prior Private Placement Warrants have been converted into 421,339 ordinary shares.

September 2021 Private Placement Notes and Warrants

On September 14, 2021 the Group entered into securities purchase agreements with institutional and individual investors, pursuant to which the Group sold $13,575,000 of notes (the “September 2021 Notes”) and 2,337,293 Warrants (the “September 14 Warrants”). The September 2021 Notes have a two year term and are convertible into ordinary shares at the lower of (i) $10.45 per share, (ii) 90% of the closing price of the ordinary shares on the date that the registration statement registering the underlying shares is declared effective, or (iii) in the event that the registration statement registering the underlying shares is not declared effective by the date that the shares underlying the September 2021 Notes are eligible to be sold, assigned or transferred under Rule 144, 90% of the closing price of the ordinary shares on such date. The September 2021 Notes have certain anti-dilution protections in the event of a lower priced issuance. Interest shall accrue on the notes at 8% annually, payable on a quarterly basis, in either cash or, in the event the registration statement registering the underlying shares has been declared effective, ordinary shares. The September 2021 Notes held by a particular holder will not be convertible to the extent such conversion would result in such holder owning more than 9.9% of the number of ordinary shares outstanding after giving effect to the issuance of ordinary shares issuable upon conversion of such note calculated in accordance with Section 13(d) of the Exchange Act. An additional $13,575,000 of notes with the same terms will be issued upon the satisfaction of certain conditions, including the effectiveness of the registration statement.

The Warrants are exercisable immediately for a period of five years for cash, at an exercise price of $13.89 per ordinary share, subject to adjustment in the event of stock dividends and splits, or sales or grants of ordinary shares or ordinary share equivalents in certain transactions at less than the then current exercise price, or where the exercise price is higher than the then-current market price of the ordinary shares, on a cashless exercise basis, using the Black Scholes Value. The Warrants held by a particular holder will not be exercisable to the extent such conversion would result in such holder owning more than 9.9% of the number of ordinary shares outstanding after giving effect to the issuance of ordinary shares issuable upon exercise of such warrants calculated in accordance with Section 13(d) of the Exchange Act.

During the year ended December 31, 2021, 88,240 warrants were exercised into 128,418 ordinary shares on a cashless basis.

As of December 31, 2022, all of the September 2021 Notes have been converted into 3,588,307 ordinary shares, and 1,080,406 warrants of the September 14 Warrants have been exercised to 2,782,471 ordinary shares.

May 2022 Private Placement Notes and Warrants

On May 25, 2022, the Group signed agreements with institutional and individual investors, for the sale of $16,000,000 in secured convertible notes. The notes are due in two years, have an annual interest rate of 10% and are convertible into ordinary shares at 90% of the closing bid price on the day of closing, or 90% of the closing bid price of the ordinary shares on the date that such shares are first eligible to be sold, assigned or transferred under Rule 144 or Regulation S, as applicable, whichever is lower but in no event at less than $0.1 per ordinary share, which was $1.476 per shares. The Group also issued warrants to purchase an aggregate of 6,049,607 ordinary shares at an exercise price of $3.34 per share, subject to adjustment in certain conditions. The Group issued the notes and warrants on May 25, 2022.

As of December 31, 2022, $13.55 million of May 2022 Notes have been converted into 15,314,982 ordinary shares. 3,829,109 warrants were exercised into 14,578,181 ordinary shares on a cashless basis.

The detachable Warrants issued to the above holder are considered to be indexed to the Company’s own stock and classified in stockholders’ equity and therefore they meet the scope exception prescribed in ASC 815-10-15.

The Group early adopted ASU 2020-06 on January 1, 2021. As a result, the Notes above were accounted for as a liability in its entirety, equal to the proceeds received, net of debt issuance discounts and debt issuance costs if any. At the time of issuance, the Group allocated the proceeds to the Convertible Notes and the Warrants based on their relative fair values. During the year ended December 31, 2021, in connection with the issuance of the Convertible Notes and the Warrants, the Group recorded debt discount of $15,097 that will be amortized over the term of the Convertible Notes. During the year ended December 31, 2022, in connection with the issuance of the Convertible Notes and the Warrants, the Group recorded debt discount of $6,994 that will be amortized over the term of the Convertible Notes.

The fair value of the Warrants was computed using the Black-Scholes option-pricing model. Variables used in the option-pricing model include the following:

	Value per share	Risk-free interest rate	Expected warrant life	Expected volatility

February 25, 2021 Warrants	1.76	0.60%	5 years	170%
April 14, 2021 Warrants	1.25	0.86%	5 years	168%
September 14, 2021 Warrants	0.72	0.78%	5 years	160%
May 25, 2022 Warrants	0.17	2.73%	5 years	152%

The fair values of the convertible notes are determined by the optimized value derived from valuation of straight debt and valuation of convertible debt. The assumptions include the following:

	Coupon rate	Risk-free interest rate	Volatility	Bond yield

February 25, 2021 Notes ($6.67 million)	8%	0.13%	196%	28%
April 14, 2021 Notes ($1 million)	8%	0.16%	196%	29%
May 5, 2021 Notes ($13.33 million)	8%	0.16%	194%	28%
May 5, 2021 Notes ($2 million)	8%	0.16%	193%	28%
September 14, 2021 Notes ($13.575 million)	8%	0.21%	200%	30%
May 25, 2022 Notes ($16.0 million)	10%	2.50%	153%	33%

	As of December 31,
	2021	2022
	$	$
Principal amount	15,142	2,450
Less: unamortized discount and debt issuance costs	(5,152)	(759)
Total	9,990	1,691

Balance as of December 31, 2021:

	Principal	Less: unamortized discount and debt issuance costs
	$	$
US$20.0 million 8% note due 2023 ($18.4 million converted in fiscal 2021)	1,567	(463)
US$3.0 million 8% note due 2023 (fully converted in fiscal 2021)	-	-
US$13.58 million 8% note due 2023	13,575	(4,689)
Total	15,142	(5,152)

Balance as of December 31, 2022:

	Principal	Less: unamortized discount and debt issuance costs
	$	$
US$20.0 million 8% note due 2023 (fully converted in fiscal 2022)	-	-
US$3.0 million 8% note due 2023 (fully converted in fiscal 2021)	-	-
US$13.58 million 8% note due 2023 (fully converted in fiscal 2022)	-	-
US$16.0 million 10% note due 2024 ($13.6 million converted in fiscal 2022)	2,450	(759)
Total	2,450	(759)

During the year ended December 31, 2021 and 2022, the holders of the convertible notes have converted into total of 1,496,271 and 19,324,628 the Group’s ordinary shares, respectively. Interest expense related to the amortization of the debt discount of $9,945 and $11,387 recorded for the year ended December 31, 2021 and 2022, respectively.